Annual Total Returns - Prospectus #3 - Eaton Vance Greater India Fund	Dec. 31, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2011	(38.80%)
2012	28.83%
2013	(10.04%)
2014	39.28%
2015	(4.96%)
2016	2.64%
2017	44.80%
2018	(12.13%)
2019	10.46%
2020	13.42%